Derivative Instruments Accounted for at Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Interest Rate Swap - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 7,200	$ 14,700
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 7,191	$ 14,674